NOTE PAYABLE (Details Narrative) - USD ($)				6 Months Ended		12 Months Ended
	Jan. 25, 2024	Jul. 26, 2023	Dec. 12, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Feb. 02, 2024	Aug. 02, 2023	Mar. 30, 2023	Jan. 13, 2023	Jan. 10, 2023
IfrsStatementLineItems [Line Items]
Interest expense				$ 524,000
[custom:PercentageOfGrossProceeds]	3.00%
Number of shares issued								2,083,333	5,681,820	1,234,568	1,625,000
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
[custom:PercentageOfGrossProceeds]	7.50%
[custom:AccountableExpenses-0]	$ 30,000
Number of shares issued							193,994
Note purchase agreement [member]
IfrsStatementLineItems [Line Items]
[custom:UnsecuredPromissoryNote-0]			$ 1,332,500
[custom:ProceedsFromPromissoryNotes]			1,250,000
[custom:OriginalIssueDiscount]			62,500
[custom:InvestorsFees]		$ 20,000	$ 20,000
[custom:PercentageOfDebtInterest]			8.00%
[custom:PrepaymentOutstandingBalancePercentage]			120.00%
Maximum monthly redemption amount			$ 200,000
Outstanding balance of promissory notes			$ 200,000
[custom:PercentageOfOutstandingBalance]			1.00%
[custom:OutstandingBalanceInterestDescription]			the Investor shall have the right to increase the balance of the Note by fifteen percent (15%) for Major Trigger Event (as defined in the Note) and five percent (5%) for Minor Trigger Event (as defined in the Note). In addition, the Note provides that upon occurrence of an Event of Default (as defined in the note), the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of twenty-two percent (22%) per annum or the maximum rate permitted under applicable law.
Amortization for discount				18,593	$ 20,833
Interest expense				37,046	52,376
[custom:PartitionalNotes]				$ 100,000	$ 15,000
[custom:SharesOfCommonStock]				68,913	22,751
[custom:LossOnNoteConversion]				$ 6,126	$ 4,955
Repayments of current borrowings				450,000
[custom:OutstandingBalanceOfNotes]					$ 96,091
Outstanding principal balance				494,180		$ 1,069,999
Unamortized original issue discount						18,593
Note purchase agreement one [member]
IfrsStatementLineItems [Line Items]
[custom:UnsecuredPromissoryNote-0]		1,070,000
[custom:ProceedsFromPromissoryNotes]		1,000,000
[custom:OriginalIssueDiscount]		$ 50,000
[custom:PercentageOfDebtInterest]		8.00%
[custom:PrepaymentOutstandingBalancePercentage]		120.00%
Maximum monthly redemption amount		$ 200,000
Outstanding balance of promissory notes		$ 160,000
[custom:OutstandingBalanceInterestDescription]		the amount actually redeemed in such month or the Outstanding Balance will automatically increase by one percent (1%) as of such fifth (5th) day. Under the 2023 Note Purchase Agreement, while the note is outstanding, the Company agreed to keep adequate public information available and maintain its Nasdaq listing.
Amortization for discount				9,543
Interest expense				46,344
Outstanding principal balance				1,120,535		1,041,371
Unamortized original issue discount				19,086		$ 28,629
Note purchase agreement two [member]
IfrsStatementLineItems [Line Items]
[custom:PercentageOfDebtInterest]	16.00%
Interest expense				314,840
Outstanding principal balance				$ 4,630,000
Notional amount	$ 4,630,000